ACQUISITION (Details 1) - USD ($)	3 Months Ended	8 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Revenue	$ 372,426	$ 553,900
Net loss and comprehensive loss	$ (662,563)	$ (1,506,249)